Concentrations of Credit and Market Risk (Tables)	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Percentage of Revenues Earned from Clients
During the years ended December 31, 2015, 2014 and 2013, the percentage of revenues earned from our clients was as follows:

	Years Ended December 31,
	2015	2014	2013
Chevron	81.2%	67.4%	55.6%
Total	17.2%	17.3%	22.6%
Petrobras	1.6%	15.3%	21.8%

Some of our employees in Nigeria are represented by unions. As of December 31, 2015, approximately 20% of our labor force was covered by collective bargaining agreements, all of which are subject to annual salary negotiation.